Finance Income and Costs (Tables)	12 Months Ended
Dec. 31, 2023
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Details of Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Finance income
Interest income(*1)	￦	292,243	247,005	502,147
Dividend income		74,451	39,383	50,146
Gain on foreign currency transactions		1,079,939	2,284,126	1,660,713
Gain on foreign currency translations		298,452	703,627	292,581
Gain on derivatives transactions		402,171	840,265	333,197
Gain on valuations of derivatives		370,780	262,723	201,133
Gain on disposals of financial assets at fair value through profit of loss		20,070	256,016	203,795
Gain on valuations of financial assets at fair value through profit or loss		101,717	98,359	572,154
Gain on valuations of financial liabilities at fair value through profit or loss		54,057	85,790	—
Others		36,230	16,717	14,880

	￦	2,730,110	4,834,011	3,830,746

Finance costs
Interest expenses	￦	(439,826)	(607,458)	(1,001,290)
Loss on foreign currency transactions		(985,179)	(2,505,862)	(1,595,430)
Loss on foreign currency translations		(554,910)	(969,215)	(705,866)
Loss on derivatives transactions		(496,798)	(690,471)	(320,374)
Loss on valuations of derivatives		(101,198)	(193,127)	(77,459)
Loss on disposals of trade accounts and notes receivable		(17,769)	(64,244)	(84,649)
Loss on disposals of financial assets at fair value through profit or loss		(7,951)	(18,245)	(13,264)
Loss on valuations of financial assets at fair value through profit or loss		(113,810)	(698,136)	(51,270)
Loss on valuations of financial liabilities at fair value through profit or loss		—	—	(305,562)
Others		(47,734)	(57,708)	(47,832)

	￦	(2,765,175)	(5,804,466)	(4,202,996)

(*1)	Interest income calculated using the effective interest method for the years ended December 31, 2021, 2022 and 2023 were ￦ 134,121 million, ￦ 226,584 million and ￦ 502,147 million, respectively.